Further Detail of Profit or Loss	12 Months Ended
Dec. 31, 2023
Further Detail of Profit or Loss [Abstract]
Further detail of profit or loss

Note 15 – Further detail of profit or loss

	For the year ended December 31
	2021	2022	2023
A. Research and development expenses, net
Payroll	14,604	35,638	33,462
Share-based payment expenses	14,238	17,424	7,722
Materials	2,764	6,881	6,584
Subcontractors	2,864	10,344	6,717
Patent registration	441	506	689
Depreciation	5,697	3,038	3,859
Rental fees and maintenance	559	642	1,081
Other	637	1,290	1,890
	41,804	75,763	62,004
Less – government grants	(118)	—	—
	41,686	75,763	62,004
B. Sales and marketing expenses
Payroll	8,283	20,057	19,075
Share-based payment expenses	8,569	8,616	2,490
Marketing and advertising	4,053	5,057	4,685
Rental fees and maintenance	365	392	319
Travel abroad	749	2,567	2,555
Depreciation	318	1,502	1,369
Other	376	642	1,214
	22,713	38,833	31,707

C. General and administrative expenses
Payroll	2,880	9,321	14,032
Share-based payment expenses	6,974	4,940	8,448
Professional services	6,993	9,701	29,122
Office expenses	1,065	2,704	1,613
Travel abroad	461	743	674
Depreciation	210	563	926
Rental fees and maintenance	97	286	515
Other	964	2,199	2,924
	19,644	30,457	58,254
D. Other income, net
Other income (*)	—	—	3,774
Other expenses (**)	—	—	(2,147)
	—	—	1,627

E. Finance income
Revaluation of liability in respect of government grants	25	—	—
Exchange rate differences	3,444	—	1,568
Revaluation of liabilities (***)	10,608	4,516	—
Revaluation of financial assets at fair value through profit and loss (****)	—	—	23,462
Bank interest	3,832	18,449	45,904
	17,909	22,965	70,934
Finance expenses
Exchange rate differences	—	16,135	—
Bank and other fees	70	148	245
Finance expense in respect of lease liability	237	180	477
Revaluation of financial assets at fair value through profit and loss (****)	—	62,791	—
Revaluation of financial liabilities (***)	—	—	461
Revaluation of liability in respect of government grants	121	217	469
	428	79,471	1,652

(*)	See note 6.
(**)	See note 18(C) regarding termination liability due to reorganization.
(***)	See note 20 regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.
(****)	See note 20(C) regarding investment in securities measured at fair value through profit and loss.